ORGANIZATION AND SUMMARY SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
ORGANIZATION AND SUMMARY SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - ORGANIZATION AND SUMMARY SIGNIFICANT ACCOUNTING POLICIES

Organization and Line of Business

We were incorporated on December 26, 2005, in the State of Colorado under the name "Yummieflies.com Inc."  In March 2010, we filed an amendment to our Articles of Incorporation changing our name to "Yummy Flies, Inc."  In November 2016, we filed an amendment to our Articles of Incorporation changing our name to "Pura Naturals, Inc."  In September 2010, we effected in a forward split of our issued and outstanding common stock, par value $0.001 (the "Common Stock") whereby nine (9) shares of Common Stock were issued in exchange for every one (1) share then issued and outstanding.  In addition, in November 2016, we effected in a forward split of our issued and outstanding Common Stock whereby 3.7 shares of Common Stock were issued in exchange for every one (1) share then issued and outstanding.  All references to our issued and outstanding Common Stock in this Report are presented on a post-forward split basis unless otherwise indicated.

Effective July 18, 2016, the Company entered into that certain Share Exchange Agreement by and among the Company, Pura Naturals, Inc., a Delaware corporation ("PURA") and the PURA Shareholders.  Pursuant to the Share Exchange Agreement, the Company exchanged the outstanding common and preferred stock of PURA held by the PURA Shareholders for shares of Common Stock of the Company.  At closing, Robert Lee, the holder of 30,536,100 shares of common stock, agreed to cancelation of such shares.  Other than Robert Lee, shareholders of the Company held an aggregate of 7,625,700 shares of Common Stock.  Also at closing, the Company issued 23,187,876 shares of Common Stock to the PURA Shareholders.   In addition, shares issuable under outstanding options of PURA will be exercisable into shares of Common Stock of the Company, pursuant to the terms of such instruments.

As a result of the Share Exchange Agreement and the other transactions contemplated there under, PURA is now a wholly owned subsidiary of the Company.

The exchange of shares with PURA was accounted for as a reverse acquisition under the purchase method of accounting since PURA obtained control of the Company. Accordingly, the merger of PURA into the Company was recorded as a recapitalization of PURA, PURA being treated as the continuing entity. The historical financial statements presented are the financial statements of PURA.

PURA markets and sells a line of cleaning products based on the BeBetterFoam® platform, a revolutionary and proprietary bio-based foam, for consumer kitchen and bathroom, with additional products for outdoor hobbies (fishing and boating, spas and pools), pet care, infant care and industrial use currently under development. BeBetterFoam® is a unique, proprietary polymer process technology that is protected by a trade secret, completely owned by Advanced Recovery Technologies, Inc ("AIRTech") and sold to PURA, and is incapable of being reverse engineered.

The Bath & Body line and household (including kitchen) sponges are Oleophilic which means, among other things, that it absorbs oil, grease and grime, removes impurities from skin (cleansing and applying/removing make- up), and is latex-free.  PURA products are also non-toxic, contain plant-based/ renewable resources, have a carbon-negative footprint (removes more carbon than is created), contain no petroleum by-products, use no adhesives or glues, and are infused with soap that is 100% natural, bio-degradable, sustainable, vegan, gluten-free, contains botanicals and essential oils; SLS-, Sulfate, Paraben-, and BPA- Free.  The BeBetterFoam® is hydrophobic, which means it resists and does not support bacteria.  PURA believes that the BeBetterFoam® also is up to 40 times stronger than the leading kitchen sponge brand.

Pura Marine, the Marine Division of Pura Naturals, offers biologically-based oil-absorbent technologies to the commercial and consumer markets. Working alongside industrial partners, Pura Marine has developed environmentally sustainable oil spill prevention products and solutions targeted towards the marine oil transport, oil refining and trucking industries. Pura Marine also provides plant-based foam products to the recreational boating and fishing industries.

Basis of Presentation

The Company's significant accounting policies are summarized in Note 2 of the Form 10-K/A. These accounting policies conform to U.S.GAAP and have been consistently applied in the preparation of the interim unaudited condensed consolidated financial statements. There were no significant changes to these accounting policies during the six months ended June 30, 2018, and the Company does not expect the adoption, as applicable, of other recent accounting pronouncements will have a material impact on its financial statements.

Reclassification

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses.

Revenue Recognition

ASU No. 2014-09, Revenue from Contracts with Customers ("Topic 606"), became effective for us on January 1, 2018. Our disclosure within the below sections to this footnote reflects our updated accounting policies that are affected by this new standard. We applied the "modified retrospective" transition method for open contracts for the implementation of Topic 606. As sales are and have been primarily through distributors, and we have no significant post-delivery obligations, this did not result in a material recognition of revenue on our accompanying CFS for the cumulative impact of applying this new standard. We made no adjustments to our previously-reported total revenues, as those periods continue to be presented in accordance with our historical accounting practices under Topic 605, Revenue Recognition.

Required Elements of Our Revenue Recognition: Revenue from our product sales is recognized under Topic 606 in a manner that reasonably reflects the delivery of our goods to customers in return for expected consideration and includes the following elements:

•	we ensure we have an executed contract(s) with our customers that we believe is legally enforceable;

•	we identify the "performance obligation in the respective contract;

•	we determine the "transaction price" for each performance obligation in the respective contract;

•	we allocate the transaction price to each performance obligation; and

•	we recognize revenue only when we satisfy each performance obligation.

    These five elements, as applied to each of our revenue category, is summarized below:

•	Product sales - we sell our products to retail stores and wholesalers/distributors (i.e., our customers). Our wholesalers/distributors in turn sell our products directly to retail stores and outlets. Revenue from our product sales is recognized as physical delivery of product occurs (when our customer obtains control of the product), in return for agreed-upon consideration.

•	Product Returns Allowances - Our customers are contractually permitted to return if found defective. Returns outside of this aforementioned criteria are not customarily allowed. We estimate expected product returns for our allowance based on our historical return rates. Returned product is typically destroyed, since substantially all returns are due to defects and cannot be resold.

Basic and Diluted Earnings (Loss) Per Share

Earnings per share is calculated in accordance with Accounting Standards Codification ("ASC") Topic 260, Earnings Per Share. Basic earnings per share ("EPS") is based on the weighted average number of common shares outstanding. Diluted EPS is based on the assumption that all dilutive convertible shares and stock warrants were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

In periods of losses from operations, basic and diluted income per share from operations are also the same, as ASC 260-10 requires the use of the denominator used in the calculation of loss per share from operations in all other calculations of earnings per share presented, despite the dilutive effect of potential common shares.

Based on the conversion prices in effect, the potentially dilutive effects of 8,193,750 and 1,156,250 options were not considered in the calculation of EPS as the effect would be anti-dilutive on June 30, 2018 and June 30, 2017, respectively.

Based on the conversion prices in effect, the potentially dilutive effects of 154,137,853 and 616,920 due to convertible debt were not considered in the calculation of EPS as the effect would be anti-dilutive on June 30, 2018 and June 30, 2017, respectively.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases, which will amend current lease accounting to require lessees to recognize (i) a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis, and (ii) a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. ASU 2016-02 does not significantly change lease accounting requirements applicable to lessors; however, certain changes were made to align, where necessary, lessor accounting with the lessee accounting model. This standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently reviewing the provisions of this ASU to determine if there will be any impact on our results of operations, cash flows or financial condition.

Management has considered all recent accounting pronouncements issued since and their potential effect on our financial statements.

The Company's management believes that these recent pronouncements will not have a material effect on the Company's CFS.